Document and Entity Information	Sep. 17, 2019
Cover [Abstract]
Entity Address, State or Province	GA
Amendment Flag	false
Entity Central Index Key	0000721683
Document Type	8-K
Document Period End Date	Sep. 17, 2019
Entity Registrant Name	TOTAL SYSTEM SERVICES, INC.
Entity Incorporation State Country Code	GA
Entity File Number	1-10254
Entity Tax Identification Number	58-1493818
Entity Address, Address Line One	c/o Global Payments Inc.
Entity Address, Address Line Two	3550 Lenox Road
Entity Address, City or Town	Atlanta
Entity Address, Postal Zip Code	30326
City Area Code	(770)
Local Phone Number	829-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.10 Par Value
Trading Symbol	TSS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false